Schedule of Investments PIMCO California Flexible Municipal Income Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
City of Woodland TBD% due 09/01/2034 «(f)	$840	$797

Total Loan Participations and Assignments (Cost $802)		797

CORPORATE BONDS & NOTES 0.5%
INDUSTRIALS 0.5%
Toledo Hospital 5.325% due 11/15/2028	150	141
Tower Health 4.451% due 02/01/2050	425	206
Wild Rivers Water Park 8.500% due 11/01/2051	200	142

Total Corporate Bonds & Notes (Cost $512)		489

MUNICIPAL BONDS & NOTES 115.6%
ALABAMA 1.0%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2024 5.250% due 10/01/2049	750	807
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 4.500% due 05/01/2032	155	156

		963

ARKANSAS 0.6%
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	500	550

CALIFORNIA 95.9%
Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024 0.000% due 10/01/2053 (c)	2,200	546
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2050 (d)	1,000	549
Bay Area Toll Authority, California Revenue Bonds, Series 2023 4.350% due 04/01/2055	2,000	2,000
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,250	1,258
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	500	529
5.000% due 12/01/2053	500	528
5.000% due 02/01/2054	300	321
5.250% due 01/01/2054	300	316
5.250% due 11/01/2054	750	807
5.500% due 10/01/2054	600	662
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 05/01/2054	1,000	1,077
California Community College Financing Authority Revenue Notes, Series 2016 5.000% due 06/01/2027	260	271
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	1,000	832
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (c)	1,500	293
5.000% due 06/01/2050	480	487
California County Tobacco Securitization Agency Revenue Notes, Series 2020 5.000% due 06/01/2029	310	339
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	1,000	1,021
California Health Facilities Financing Authority Revenue Bonds, Series 1998 4.200% due 09/01/2028	1,250	1,250
California Health Facilities Financing Authority Revenue Bonds, Series 2016 4.000% due 08/15/2036	250	253
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 11/01/2038	500	506
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	500	507
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2036	250	255

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

California Health Facilities Financing Authority Revenue Bonds, Series 2021
3.000% due 08/15/2054	500	498
4.000% due 08/15/2040	500	509
California Health Facilities Financing Authority Revenue Bonds, Series 2022 5.000% due 03/01/2040	500	525
California Health Facilities Financing Authority Revenue Bonds, Series 2023 4.200% due 03/01/2041	970	970
California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2041	500	568
5.000% due 11/15/2044	1,000	1,133
California Housing Finance Revenue Bonds, Series 2024 5.700% due 06/01/2054	1,750	1,751
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.950% due 01/01/2050	2,000	1,995
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 0.000% due 01/01/2061 (c)	4,000	278
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2036	200	232
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 06/01/2042	1,000	1,041
California Municipal Finance Authority Revenue Bonds, Series 2020 4.100% due 10/01/2045	1,000	999
California Municipal Finance Authority Revenue Bonds, Series 2024
4.250% due 09/01/2034 (a)	250	250
5.000% due 09/01/2039 (a)	275	282
6.000% due 01/01/2039	3,000	3,132
California Municipal Finance Authority Revenue Notes, Series 2021 3.000% due 09/01/2030 (f)	300	271
California Municipal Finance Authority Special Tax Bonds, Series 2024 5.125% due 09/01/2054 (a)	500	500
California Pollution Control Financing Authority Revenue Notes, Series 2019 6.750% due 12/01/2028 ^(b)	125	9
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	250	261
California Public Finance Authority Revenue Bonds, Series 2022
4.000% due 07/15/2038	500	524
4.300% due 07/15/2062	800	800
California State General Obligation Bonds, Series 2004 4.250% due 05/01/2034	1,000	1,000
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	500	496
California State General Obligation Bonds, Series 2019 4.000% due 10/01/2037	250	260
California State General Obligation Bonds, Series 2021 5.000% due 09/01/2041	1,000	1,113
California State General Obligation Bonds, Series 2023 5.250% due 09/01/2053	200	225
California State University Revenue Bonds, Series 2015 4.000% due 11/01/2043	500	494
California State University Revenue Bonds, Series 2023 5.000% due 11/01/2042	500	577
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	2,000	2,187
California Statewide Communities Development Authority Revenue Bonds, Series 2015 4.125% due 03/01/2034	485	489
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2041	500	505
5.000% due 12/01/2046	400	403
5.250% due 12/01/2056	250	253
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	300	309
5.500% due 12/01/2058	300	308
California Statewide Communities Development Authority Revenue Notes, Series 2014 6.000% due 12/01/2024	250	249
Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2039 (c)	385	204
Clovis Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2041	500	560
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	250	206
CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	240	207
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	400	337
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
2.650% due 12/01/2046	250	197
3.400% due 10/01/2046	445	363
3.500% due 10/01/2046	800	648
4.000% due 02/01/2057	250	187
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2022 4.950% due 12/01/2046	250	259
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2022 5.000% due 06/01/2036	1,000	1,184
Eastern Municipal Water District, California Revenue Bonds, Series 2018 4.200% due 07/01/2046	2,000	2,000

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Elk Grove Finance Authority, California Special Tax Bonds, Series 2016 5.000% due 09/01/2046	500	504
Firebaugh, California Revenue Bonds, Series 2019 4.000% due 08/01/2039	250	216
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1995 0.000% due 01/01/2028 (c)	500	448
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2021 4.000% due 01/15/2046	1,000	964
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	15,000	1,701
3.850% due 06/01/2050	445	417
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	500	524
Grossmont Union High School District, California General Obligation Bonds, Series 2021 0.000% due 08/01/2044 (c)	2,000	812
Indio Finance Authority, California Revenue Bonds, (BAM Insured), Series 2022 4.500% due 11/01/2052	250	256
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 0.000% due 09/01/2049 (c)	1,300	392
Irvine Ranch Water District, California Special Assessment Bonds, Series 2009 4.350% due 10/01/2041	1,200	1,200
Long Beach Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2037 (c)	500	285
Long Beach, California Harbor Revenue Bonds, Series 2015 5.000% due 05/15/2030	500	508
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2030	500	539
Los Angeles Department of Airports, California Revenue Bonds, Series 2020
5.000% due 05/15/2037	250	279
5.000% due 05/15/2038	1,000	1,074
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 4.000% due 05/15/2041	500	493
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2001 4.350% due 07/01/2035	2,000	2,000
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2002 4.400% due 07/01/2035	1,000	1,000
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,000	1,037
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2023 5.000% due 07/01/2048	500	557
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.000% due 07/01/2041	500	573
Los Angeles Unified School District, California General Obligation Bonds, Series 2023 5.250% due 07/01/2048	1,000	1,152
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	330	420
Menifee Union School District, California General Obligation Bonds, Series 2023 4.000% due 08/01/2046	500	505
Metropolitan Water District of Southern California Revenue Bonds, Series 2022
5.000% due 07/01/2034	150	180
5.000% due 10/01/2034	1,000	1,205
New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2008 0.000% due 08/01/2030 (c)	200	164
Norwalk-La Mirada Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2048	1,000	991
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2051	600	596
Orange County, California Community Facilities District Special Tax Bonds, Series 2022 5.000% due 08/15/2047	250	256
Orange County, California Community Facilities District Special Tax Bonds, Series 2023 5.500% due 08/15/2048	1,000	1,045
Pasadena Area Community College District, California General Obligation Bonds, Series 2023 4.000% due 08/01/2052	560	553
Peralta Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2039	250	250
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2046 (c)	1,000	347
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022 5.000% due 09/01/2029	250	278
River Islands Public Financing Authority, California Special Tax, Series 2022 5.750% due 09/01/2052	250	255
Riverside Unified School District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	770	779
Riverside, California Electric Revenue Bonds, Series 2024 5.000% due 10/01/2049	1,000	1,124
Riverside, California Water Revenue Bonds, Series 2022 5.000% due 10/01/2047	750	832
Roseville, California Special Tax Bonds, Series 2017 5.000% due 09/01/2033	500	517
Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2036	270	285
5.000% due 09/01/2047	100	100
Sacramento Municipal Utility District, California Revenue Bonds, Series 2023 4.350% due 08/15/2041	1,000	1,000
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	500	438

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Salinas Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 4.375% due 06/01/2047	1,000	1,024
Salinas Union High School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2039	250	289
San Diego County, California Certificates of Participation Bonds, Series 2023 5.000% due 10/01/2048	425	474
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 4.000% due 07/01/2046	500	483
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	700	750
San Diego County, California Water Authority Revenue Bonds, Series 2022 5.000% due 05/01/2052	1,000	1,110
San Diego Unified School District, California General Obligation Bonds, Series 2023 4.000% due 07/01/2053	500	495
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2014 5.000% due 05/01/2044	500	500
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2049	250	257
San Francisco, California City & County Certificates of Participation Bonds, Series 2017 4.000% due 04/01/2036	1,000	1,005
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	200	218
San Jose Financing Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2047	1,000	1,125
San Juan Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,000	990
San Luis Obispo County, California Community College District General Obligation Bonds, Series 2024 4.000% due 08/01/2043	900	928
San Mateo County, California Transportation Authority Revenue Bonds, Series 2020 4.200% due 06/01/2049	1,000	1,000
San Rafael City Elementary School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2047	250	247
Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2049	1,000	1,020
South San Francisco Unified School District, California General Obligation Bonds, Series 2023 4.000% due 09/01/2052	900	891
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	2,015	351
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (c)	2,000	390
5.000% due 06/01/2034	250	274
5.000% due 06/01/2048	1,000	1,042

		90,269

COLORADO 0.6%
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (d)	500	302
Dominion Water & Sanitation District, Colorado Revenue Notes, Series 2022 5.250% due 12/01/2032	250	254

		556

FLORIDA 0.5%
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023 4.850% due 05/01/2038	500	515

IDAHO 0.2%
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	250	195

INDIANA 0.2%
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	280	196

IOWA 0.3%
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	250	238

MICHIGAN 0.4%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	250	198
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (c)	1,500	201

		399

MULTI-STATE 0.9%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 2.250% due 09/25/2037	497	401

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022 2.875% due 07/25/2036 (f)	484	431

		832

NEVADA 0.7%
Nevada Department of Business & Industry State Revenue Bonds, Series 2020 8.125% due 01/01/2050	500	510
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	1,000	133

		643

NEW HAMPSHIRE 0.5%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.817% due 12/20/2036	494	495

NEW YORK 1.8%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	100	92
Build NYC Resource Corp., New York Revenue Notes, Series 2022 5.000% due 06/01/2032	200	209
New York Transportation Development Corp. Revenue Bonds, Series 2023 6.000% due 04/01/2035	1,000	1,136
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	250	251

		1,688

OHIO 0.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (c)	4,200	439
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	300	275

		714

PUERTO RICO 8.1%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,775	1,028
0.000% due 11/01/2051	3,078	1,612
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 0.000% due 07/01/2033 (c)	500	329
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	930	893
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010 5.250% due 07/01/2040 ^(b)	500	132
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	5,000	1,603
0.000% due 07/01/2051 (c)	4,500	1,055
5.000% due 07/01/2058	1,000	1,004

		7,656

SOUTH CAROLINA 0.2%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2023 7.750% due 11/15/2058	150	158

TENNESSEE 0.8%
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016 0.000% due 12/01/2024 (c)	810	781

TEXAS 0.8%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021 7.500% due 12/01/2045	250	168
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	300	304
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	250	256

		728

VIRGINIA 0.3%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	320	307

WEST VIRGINIA 0.7%
Montgomery County, West Virginia Tax Allocation, Series 2023 6.000% due 06/01/2053	500	534

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (c)	1,250	116

		650

WISCONSIN 0.3%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 6.500% due 06/01/2045	125	107
Public Finance Authority, Wisconsin Revenue Notes, Series 2023 0.000% due 09/01/2029 (c)	200	134

		241

Total Municipal Bonds & Notes (Cost $105,359)		108,774

U.S. GOVERNMENT AGENCIES 4.0%
Freddie Mac
3.600% due 12/01/2040 - 06/01/2043	1,249	1,140
3.660% due 01/01/2039	747	699
3.720% due 01/01/2041	1,998	1,881

Total U.S. Government Agencies (Cost $3,597)		3,720

	SHARES
MUTUAL FUNDS 3.5%
BlackRock California Municipal Income Trust	68,750	813
BlackRock MuniHoldings California Quality Fund, Inc.	73,500	809
Nuveen California AMT-Free Quality Municipal Income Fund	70,100	852
Nuveen California Quality Municipal Income Fund	73,900	814

Total Mutual Funds (Cost $3,262)		3,288

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
JPMorgan Chase & Co. 3.650% due 06/01/2026 •(e)	125,000	119

Total Preferred Securities (Cost $114)		119

Total Investments in Securities (Cost $113,646)		117,187

Total Investments 124.5% (Cost $113,646)		$117,187
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation (26.6)%		(25,000)
Other Assets and Liabilities, net 2.1%		1,917

Net Assets Applicable to Common Shareholders 100.0%		$94,104

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)				When-issued security.
(b)				Security is not accruing income as of the date of this report.
(c)				Zero coupon security.
(d)				Security becomes interest bearing at a future date.
(e)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)				RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

California Municipal Finance Authority Revenue Notes, Series 2021	3.000%	09/01/2030	12/06/2023	$271	$271	0.29%
City of Woodland	0.000	09/01/2034	07/26/2023	802	797	0.84
Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022	2.875	07/25/2036	11/17/2022	424	431	0.46

				$1,497	$1,499	1.59%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Loan Participations and Assignments		$0	$0	$797	$797
Corporate Bonds & Notes
Industrials		0	489	0	489
Municipal Bonds & Notes
Alabama		0	963	0	963
Arkansas		0	550	0	550
California		0	90,269	0	90,269
Colorado		0	556	0	556
Florida		0	515	0	515
Idaho		0	195	0	195
Indiana		0	196	0	196
Iowa		0	238	0	238
Michigan		0	399	0	399
Multi-State		0	832	0	832
Nevada		0	643	0	643
New Hampshire		0	495	0	495
New York		0	1,688	0	1,688
Ohio		0	714	0	714
Puerto Rico		0	7,656	0	7,656
South Carolina		0	158	0	158
Tennessee		0	781	0	781
Texas		0	728	0	728
Virginia		0	307	0	307
West Virginia		0	650	0	650
Wisconsin		0	241	0	241
U.S. Government Agencies		0	3,720	0	3,720
Mutual Funds		3,288	0	0	3,288
Preferred Securities
Banking & Finance		0	119	0	119

Total Investments		$3,288	$113,102	$797	$117,187

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

<

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments, and in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

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Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
CAD	Canadian Dollar	EUR	Euro	USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AGM	Assured Guaranty Municipal	BAM	Build America Mutual Assurance

Other Abbreviations:
TBA	To-Be-Announced	TBD	To-Be-Determined	TBD%	Interest rate to be determined when loan settles or at the time of funding